Common Stock Warrants - Schedule of Common Stock Warrant Activity of the Company (Detail) - Common Stock Warrant [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Beginning Balance	238	278
Exercised (in shares)	(235)	(40)
Cancelled (in shares)	(3)
Ending Balance		238
Beginning Balance	$ 30.00	$ 30.50
Exercised (per share)	30.00	33.80
Cancelled (per share)	$ 30.00
Ending Balance		$ 30.00